PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

		Land and buildings		Plant and equipment		Assets in
						course of
		Freehold	Leasehold	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2016		154	58	1,042	1,003	156	2,413
Exchange adjustment		(6)	–	(22)	(46)	(5)	(79)
Acquisitions	21	–	–	2	–	–	2
Additions		1	1	166	72	80	320
Disposals	21	–	–	(76)	(39)	(3)	(118)
Transfers		16	60	4	33	(113)	–
At 31 December 2016		165	119	1,116	1,023	115	2,538
Exchange adjustment		6	1	63	33	3	106
Acquisitions	21	–	–	–	1	–	1
Additions		1	–	176	28	103	308
Disposals		–	(27)	(73)	(79)	(12)	(191)
Transfers		56	(20)	2	56	(115)	(21)
At 31 December 2017		228	73	1,284	1,062	94	2,741
Depreciation and impairment
At 1 January 2016		48	35	732	655	11	1,481
Exchange adjustment		(3)	–	(15)	(34)	–	(52)
Charge for the year		5	7	131	81	–	224
Disposals		–	–	(67)	(30)	–	(97)
At 31 December 2016		50	42	781	672	11	1,556
Exchange adjustment		3	–	45	24	–	72
Charge for the year		6	7	146	84	–	243
Disposals		–	(22)	(67)	(74)	(11)	(174)
Transfers		2	3	(1)	(9)	–	(5)
At 31 December 2017		61	30	904	697	–	1,692
Net book amounts
At 31 December 2017		167	43	380	365	94	1,049
At 31 December 2016		115	77	335	351	104	982